Landfill and Environmental Costs (Tables)	12 Months Ended
Dec. 31, 2015
Environmental Remediation Obligations [Abstract]
Summary of landfill and environmental liabilities
A summary of our accrued landfill and environmental liabilities as of December 31 follows:

	2015	2014
Landfill final capping, closure and post-closure liabilities	$1,181.6	$1,144.3
Environmental remediation	646.1	697.5
Total accrued landfill and environmental costs	1,827.7	1,841.8
Less: current portion	(149.8)	(164.3)
Long-term portion	$1,677.9	$1,677.5

Activity in asset retirement obligation liabilities, which includes liabilities for final capping, closure and post-closure
The following table summarizes the activity in our asset retirement obligation liabilities, which include liabilities for final capping, closure and post-closure, for the years ended December 31:

	2015	2014	2013
Asset retirement obligation liabilities, beginning of year	$1,144.3	$1,091.3	$1,052.4
Non-cash additions	39.4	38.6	36.5
Acquisitions and other adjustments	27.1	3.8	(0.6)
Asset retirement obligation adjustments	(20.2)	(12.8)	12.0
Payments	(88.4)	(54.6)	(85.6)
Accretion expense	79.4	78.0	76.6
Asset retirement obligation liabilities, end of year	1,181.6	1,144.3	1,091.3
Less: current portion	(87.4)	(87.9)	(93.6)
Long-term portion	$1,094.2	$1,056.4	$997.7

Summary of expected future payments for final capping, closure, and post-closure	The expected future payments for final capping, closure and post-closure as of December 31, 2015 follows:

2016	$87.4
2017	106.5
2018	96.7
2019	83.3
2020	90.5
Thereafter	5,571.5
$6,035.9

Activity in environmental remediation liabilities
The following table summarizes the activity in our environmental remediation liabilities for the years ended December 31:

	2015	2014	2013
Environmental remediation liabilities, beginning of year	$697.5	$551.7	$563.7
Net additions charged to expense	(1.6)	219.1	83.7
Payments	(80.0)	(99.4)	(122.5)
Accretion expense (non-cash interest expense)	24.9	25.3	26.8
Acquisitions and other	5.3	0.8	—
Environmental remediation liabilities, end of year	646.1	697.5	551.7
Less: current portion	(62.4)	(76.4)	(85.1)
Long-term portion	$583.7	$621.1	$466.6

Summary of expected undiscounted future payments for remediation costs	The expected undiscounted future payments for remediation costs as of December 31, 2015 follows:

2016	$62.4
2017	89.3
2018	62.9
2019	64.8
2020	62.4
Thereafter	546.5
$888.3